Borrowings - Summary of Details of Call Money (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Detailed Information About Call Money [Line Items]
Call money	₩ 4,154,003	₩ 1,677,666
Samsung Asset Management and others
Disclosure Of Detailed Information About Call Money [Line Items]
Call money	₩ 2,943,500	40,000
Samsung Asset Management and others | Bottom Of Range Member
Disclosure Of Detailed Information About Call Money [Line Items]
Annual interest rate	2.90%
Samsung Asset Management and others | Top Of Range Member
Disclosure Of Detailed Information About Call Money [Line Items]
Annual interest rate	5.05%
BANK CIMB NIAGA and others
Disclosure Of Detailed Information About Call Money [Line Items]
Call money	₩ 1,210,503	₩ 1,637,666
BANK CIMB NIAGA and others | Bottom Of Range Member
Disclosure Of Detailed Information About Call Money [Line Items]
Annual interest rate	0.00%
BANK CIMB NIAGA and others | Top Of Range Member
Disclosure Of Detailed Information About Call Money [Line Items]
Annual interest rate	7.80%